Commitment and Contingencies - Schedule of Minimum Lease Payments Under the Operating Lease (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Minimum Lease Payments Under the Operating Lease [Abstract]
2026	$ 10,278
2027
Total future lease payment	10,278
Amount representing interest	(144)
Present value of operating lease liabilities	10,424
Less: current portion	(10,424)	$ (8,107)	$ (121,407)
Long-term portion